Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Conversion discount			20.00%	20.00%
Volatility	83.10%		90.00%	88.50%
Discount Rate			30.70%	32.80%
Contingent consideration, included in other non-current liabilities		$ 20.0	$ 20.0
Maximum [Member]
Discount Rate			9.00%
Milestone Percentage			80.00%
Minimum [Member]
Discount Rate			6.93%
Milestone Percentage			10.00%
Promissory Note [Member]
Discount Rate		15.00%	15.00%	15.00%	15.00%
Promissory Note Maturity			3 months	1 year 2 months 12 days	2 years 3 months 18 days
Promissory Note [Member] | Maximum [Member]
Discount Rate		85.00%	85.00%	40.00%	40.00%
Promissory Note Maturity				2 years 6 months	3 years 6 months
Promissory Note [Member] | Minimum [Member]
Discount Rate		5.00%	5.00%	10.00%	20.00%
Promissory Note Maturity				1 year	1 year
Cronos Group Inc. [Member]
Total consideration		1,467,490